UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC	225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)		(Zip code)

Zachary P. Richmond
Ultimus Asset Services, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	08/31

Date of reporting period:	11/30/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

COMMON STOCKS — 96.18%	Shares	Fair Value
Australia — 2.47%
Materials — 2.47%
Orocobre Ltd.(a) (b)	45,036	$143,306

Belgium — 1.28%
Materials — 1.28%
Umicore SA(a)	1,716	74,374

Canada — 2.46%
Materials — 2.46%
Nutrien Ltd.	2,772	142,924

Denmark — 2.58%
Utilities — 2.58%
Orsted A/S(a)	2,301	150,025

Germany — 4.13%
Industrials — 1.70%
Aumann AG(a)	2,194	98,521

Information Technology — 2.43%
PSI Software AG(a)	7,706	141,391

Total Germany		239,912

India — 1.19%
Utilities — 1.19%
Azure Power Global Ltd.(b)	6,816	69,046

See accompanying notes which are an integral part of this schedule of investments.

Ireland — 2.86%
Industrials — 2.86%
Kingspan Group plc(a)	3,855	165,800

Israel — 5.47%
Industrials — 5.47%
Kornit Digital Ltd.(b)	13,800	317,676

Japan — 7.96%
Industrials — 4.83%
FANUC Corporation(a)	931	160,139
Kurita Water Industries Ltd.(a)	4,492	120,762
		280,901
Information Technology — 3.13%
KEYENCE Corporation(a)	333	181,416

Total Japan		462,317

Netherlands — 2.84%
Industrials — 2.84%
Sensata Technologies Holding plc(b)	3,559	164,639

Switzerland — 2.21%
Industrials — 2.21%
SGS SA(a)	54	128,109

United Kingdom — 1.84%
Consumer Discretionary — 1.29%
Aptiv plc	1,043	74,992

Industrials — 0.55%
Dialight plc(a) (b)	7,097	31,754

Total United Kingdom		106,746

See accompanying notes which are an integral part of this schedule of investments.

United States — 58.89%
Financials — 2.60%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,594	150,673

Health Care — 0.84%
Calyxt, Inc.(b)	4,245	48,902

Industrial — 3.42%
Vivint Solar, Inc.(b)	36,290	198,507

Industrials — 31.75%
Acuity Brands, Inc.	780	101,416
Energy Recovery, Inc.(b)	19,697	160,924
Fluence Corp., Ltd.(a) (b)	374,601	104,368
Lindsay Corporation	2,164	218,911
Mueller Water Products, Inc., Class A	14,145	148,947
Raven Industries, Inc.	4,919	198,482
Sunrun, Inc.(b)	17,393	254,807
TPI Composites, Inc.(b)	8,618	234,323
Watts Water Technologies, Inc., Class A	2,803	206,749
Xylem, Inc.	2,932	213,977
		1,842,904
Information Technology — 15.62%
Badger Meter, Inc.	3,180	176,490
Cognex Corporation	3,984	175,376
Iteris, Inc.(b)	30,382	138,846
Itron, Inc.(b)	3,470	187,935
Trimble, Inc.(b)	6,001	228,218
		906,865
Materials — 2.59%
Albemarle Corporation	1,562	150,452

Utilities — 2.07%
Pattern Energy Group, Inc.	5,805	120,105

Total United States		3,418,408

Total Common Stocks (Cost $5,501,121)		5,583,282

See accompanying notes which are an integral part of this schedule of investments.

MONEY MARKET FUNDS - 4.82%

Fidelity Investments Money Market Government Portfolio - Class I, 2.10%(c)	279,922	279,922

Total Money Market Funds (Cost $279,922)		279,922

Total Investments — 101.00% (Cost $5,781,043)		5,863,204

Liabilities in Excess of Other Assets — (1.00)%		(58,212)

NET ASSETS — 100.00%		$5,804,992

(a)	Level 2 security. Security is traded on a foreign security exchange and is fair valued by an independent pricing service.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of November 30, 2018.

At November 30, 2018, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$5,781,287
Gross unrealized appreciation	$530,797
Gross unrealized depreciation	(448,880)
Net unrealized appreciation on investments	$81,917

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

Essex Environmental Opportunities Fund

Related Footnotes to the Schedule of Investments

November 30, 2018 – (Unaudited)

The Essex Environmental Opportunities Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Essex Environmental Opportunities Fund

Related Footnotes to the Schedule of Investments

November 30, 2018 – (Unaudited)

In accordance with the Trust’s valuation policies, Essex Investment Management Company, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2018:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$4,083,317	$1,499,965	$-	$5,583,282
Money Market Securities	279,922	-	-	279,922
Total	$4,363,239	$1,499,965	$-	$5,863,204

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

TACTICAL MULTI-PURPOSE FUND

SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

U.S. TREASURY OBLIGATIONS — 40.50%	Principal Amount	Fair Value
U.S. Treasury Bill, 2.34%, 2/7/2019 (a)	$10,100	$10,058

Total U.S. Treasury Obligations (Cost $10,056)		10,058

Total Investments — 40.50% (Cost $10,056)		10,058

Other Assets in Excess of Liabilities — 59.50%		14,779

NET ASSETS — 100.00%		$24,837

(a)	Discount security. Rate shown is the effective yield at time of purchase.

At November 30, 2018, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$10,056
Gross unrealized appreciation	$2
Gross unrealized depreciation	-
Net unrealized appreciation on investments	$2

See accompanying notes which are an integral part of this schedule of investments.

Tactical Multi-Purpose Fund

Related Notes to the Schedule of Investments

November 30, 2018

(Unaudited)

Tactical Multi-Purpose Fund (the “Fund”) is a non-diversified series of Unified Series Trust (the “Trust”). The Trust is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The accounting policies consistently followed by the Fund in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies, Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Tactical Multi-Purpose Fund

Related Notes to the Schedule of Investments - continued

November 30, 2018

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2018:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$10,058	$-	$10,058
Total	$-	$10,058	$-	$10,058

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	1/24/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	1/24/2019

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	1/24/2019